34 Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
34	Subsequent events

34.1	Approval of second issuance of debentures

On April 22, 2021, the board of directors approved the second issuance of non-convertible, unsecured debentures in up to two series, in an aggregate amount of up to R$1,200. These debentures will be offered in Brazil with restricted placement efforts in accordance with Brazilian law. The proceeds of this issuance of debentures will be used for general corporate purposes, including to reinforce our cash position. The debentures of the first series will accrue interest at a rate of CDI + 1.70% per annum, payable semi-annually through maturity, which will be five years from their issuance date. The principal amount of the debentures of the first series will be payable in two equal installments, one in 2025 and one at maturity. The debentures of the second series will accrue interest at a rate of CDI + 1.95% per annum, payable semi-annually through maturity, which will be seven years from their issuance date.  The principal amount of the debentures of the second series will be payable in two equal installments, one in 2027 and one at maturity. The allocation of principal between the first and second series will be determined upon the conclusion of the book building process. This annual report does not constitute an offer to sell our second issuance of non-convertible, unsecured debentures. Offers and sales of our debentures will take place in accordance with Brazilian law pursuant to offering materials to be distributed in Brazil.

34.2	Approval of dividend distribution

At the general shareholders’ meeting held on April 28, 2021, our shareholders voted to approve the minimum mandatory dividend in the aggregate amount of R$348.4 million, calculated in accordance with Brazilian Corporate Law and our bylaws, with respect to the fiscal year ended December 31, 2020. This amount corresponds to R$1.29846211682919 per common share. Of the total amount, R$263.5 million was paid on November 27, 2020 as interest on shareholders’ equity, and R$84.9 million will be payable as follows: (1) on June 7, 2021, to holders of common shares on April 28, 2021; and (2) on June 14, 2021, to holders of ADSs on April 30, 2021. The residual amount payable corresponds to R$0.31654126223623 per common share.